Organization (Tables) - Beijing Guangwang Hetong [Member]	12 Months Ended
Dec. 31, 2016
Condensed Balance Sheet

	December 31, 2016	December 31, 2015

ASSETS
Total Current Assets	$3,954,810	$4,225,226
Total Assets	$3,954,810	$4,225,226

LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	$2,288,792	$2,445,076
Total Liabilities	2,288,792	2,445,076
Total Equity	1,666,018	1,780,150
Total Liabilities and Stockholders' Equity	$3,954,810	$4,225,226

Condensed Income Statement

	For the year ended	For the year ended
	December 31, 2016	December 31, 2015
OPERATING EXPENSES
General and administrative expense	$362	$26,585
	362	26,585
LOSS FROM OPERATIONS	(362)	(26,585)

OTHER INCOME/(EXPENSE)
Interest income	4	41
	(358)	(26,544)
INCOME TAX	-	-
NET LOSS	$(358)	$(26,544)

Condensed Cash Flow Statement

	For the year ended December 31, 2016	For the year ended December 31, 2015

Net cash generated from/(used in) operating activities	$(313)	$151,836
Effect of foreign exchange rate changes	(4,341)	(184,847)

CASH - BEGINNING OF PERIOD	66,700	99,711

CASH - END OF PERIOD	$62,046	$66,700